Document and Entity Information	May 31, 2022
Cover [Abstract]
Entity Registrant Name	BIG LOTS INC
Amendment Flag	false
Entity Central Index Key	0000768835
Document Type	8-K
Document Period End Date	May 31, 2022
Entity Incorporation State Country Code	OH
Entity File Number	1-8897
Entity Tax Identification Number	06-1119097
Entity Address, Address Line One	4900 E. Dublin Granville Rd.
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43081
City Area Code	(614)
Local Phone Number	278-6800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common shares
Trading Symbol	BIG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false